Long Term Loan to a Third-Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 03, 2023
Long Term Loan to a Third-Party [Abstract]
Lend the borrower				$ 2,000,000
Maturity date				Apr. 03, 2025
Fixed interest rate	4.50%
Interest income	$ 90,986	$ 66,822